Deferred revenue	12 Months Ended
Dec. 31, 2021
Contract With Customer Asset And Liability [Abstract]
Deferred revenue
15	Deferred revenue

	As of December 31,
	2020	2021
Deferred revenue, current	28,199	22,802

Changes in deferred revenue balance for the years ended December 31, 2020 and 2021 were as follows:

	For the years ended December 31,
	2020	2021
Balance at beginning of year	27,089	28,199
Additions to deferred revenue	203,221	135,292
Recognition of deferred revenue as revenues	(203,599)	(141,156)
Exchange differences	1,488	467
Balance at end of year	28,199	22,802